FAIR VALUE MEASUREMENTS - Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - Level 3	Dec. 31, 2023 $ / shares year	Dec. 20, 2023 $ / shares year	Dec. 03, 2023 $ / shares year
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	5.14	4.79	5.41
Derivative liability, measurement input	5.14	4.79	5.41
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants		5.74	4.42
Strike price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	4.97
Derivative liability, measurement input	1.5	1.5	1.5
Strike price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	5.74
Derivative liability, measurement input	2.0	2.0	2.0
Term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	1.5	1.5	1.5
Derivative liability, measurement input	0.5777	0.5854	0.5926
Term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	2.5	2.5	2.5
Derivative liability, measurement input	0.5965	0.5972	0.5972
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.5777	0.5801	0.5802
Derivative liability, measurement input	0.0427	0.0430	0.0483
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.5965	0.5972	0.5926
Derivative liability, measurement input	0.0434	0.0437	0.0490
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.071	0.073
Risk-free rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.0415	0.0417	0.0470
Derivative liability, measurement input	0.0703
Risk-free rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.0434	0.0437	0.0490
Derivative liability, measurement input	0.0710
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.000	0.000	0.000
Derivative liability, measurement input	0.000	0.000	0.000